UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7080

Name of Fund:  MuniYield Michigan Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan - 148.1%    $   2,000   Adrian, Michigan, City School District, GO, 5% due 5/01/2029 (d)                      $    2,082

                         1,600   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                           1,657

                         1,000   Allegan, Michigan, Public School District, GO, 5.75% due 5/01/2010 (d)(e)                  1,088

                         1,000   Ann Arbor, Michigan, Public School District, School Building and Site, GO, 5%
                                 due 5/01/2027                                                                              1,044

                         1,000   Belding, Michigan, Area Schools, GO, Refunding, 6.05% due 5/01/2006 (c)(e)                 1,017

                         1,000   Birmingham, Michigan, City School District, School Building and Site, GO, 5% due
                                 11/01/2033 (d)                                                                             1,039

                         1,000   Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2009 (b)(e)                 1,075

                         1,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), AMT, Series B, 6.45% due 4/15/2012 (e)   1,688

                         2,000   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (e)        2,286

                         1,000   Detroit, Michigan, City School District, GO, Series A, 5.50% due 5/01/2012 (d)(e)          1,103

                         2,300   Detroit, Michigan, City School District (School Building and Site Improvement), GO,
                                 Series A, 5.375% due 5/01/2013 (c)(e)                                                      2,534

                         1,325   Detroit, Michigan, GO, 5.50% due 4/01/2011 (b)(e)                                          1,444

                         1,400   Detroit, Michigan, GO, 5.50% due 4/01/2011 (b)(e)                                          1,526

                         1,000   Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien, Series A,
                                 5% due 7/01/2032 (d)                                                                       1,031

                         4,375   Detroit, Michigan, Water Supply System Revenue Bonds, DRIVERS, Series 200, 8.058%
                                 due 7/01/2011 (c)(e)(i)                                                                    5,370

                         1,250   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5.875%
                                 due 1/01/2010 (c)(e)                                                                       1,369

                         6,900   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due
                                 7/01/2034 (b)                                                                              7,102

                        14,790   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due
                                 7/01/2032 (b)                                                                             15,616

                         3,970   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5% due 7/01/2034 (b)       4,086

                         1,415   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25% due
                                 7/01/2012 (c)(h)                                                                           1,548

                         3,900   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                 5.75% due 6/01/2016                                                                        4,094

                         3,100   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                                 5.80% due 11/01/2024 (g)                                                                   3,259

                         1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(e)        1,723

                         1,500   Eastern Michigan University Revenue Bonds, Series B, 5.60% due 6/01/2025 (c)               1,604

                         1,310   Eastern Michigan University Revenue Bonds, Series B, 5.625% due 6/01/2030 (c)              1,403

                         1,025   Eastern Michigan University, Revenue Refunding Bonds, 6% due 6/01/2020 (a)                 1,131

                         1,325   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due
                                 5/01/2020 (d)                                                                              1,445

                         1,675   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due
                                 5/01/2021 (d)                                                                              1,824


Portfolio Abbreviations


To simplify the listings of MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
HDA      Housing Development Authority
RIB      Residual Interest Bonds



MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan             $   1,700   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
(concluded)                      5/01/2026 (d)                                                                         $    1,776

                         3,600   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              3,748

                           615   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 5.375% due 7/01/2020 (g)                                          631

                         1,375   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (g)                                            1,499

                         2,200   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)        2,287

                         1,000   Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(e)                     1,088

                         3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028 (c)                                                                              3,805

                         1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)                     1,206

                         1,035   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2012 (a)(e)                                                                          1,147

                           665   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2019 (a)                                                                               729

                           900   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2020 (a)                                                                               987

                         3,100   Grand Rapids, Michigan, Water Supply Revenue Bonds, 5% due 1/01/2035 (c)                   3,228

                         2,070   Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)            2,307

                         8,425   Greater Detroit, Michigan, Resource Recovery Authority Revenue Bonds, DRIVERS,
                                 Series 167, 9.154% due 12/13/2008 (a)(i)                                                   9,693

                         2,000   Gull Lake, Michigan, Community School District, School Building and Site, GO, 5%
                                 due 5/01/2028 (d)                                                                          2,085

                         3,625   Gull Lake, Michigan, Community School District, School Building and Site, GO, 5%
                                 due 5/01/2030 (d)                                                                          3,769

                         4,775   Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding,
                                 5% due 5/01/2034 (c)                                                                       4,944

                         9,325   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)             10,235

                         3,990   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              4,154

                         1,575   Jenison, Michigan, Public Schools, Building and Site, GO, 5.50% due 5/01/2019 (c)          1,719

                         6,850   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding
                                 Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2008 (b)(e)                             7,222

                         4,000   Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Butterworth Hospital), Series A, 7.25% due 1/15/2013 (b)                                  4,572

                         3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A,
                                 5.50% due 7/15/2011 (b)(e)                                                                 3,295

                         1,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A,
                                 5.50% due 7/15/2011 (b)(e)                                                                 1,098

                         1,510   Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2023 (b)              1,638

                         1,875   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Hillsdale College Project), 5% due 3/01/2035                                              1,905

                         2,250   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding
                                 Bonds (Hope College), Series A, 5.90% due 4/01/2032                                        2,368

                         1,235   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for
                                 Creative Studies), 5.85% due 12/01/2022                                                    1,269

                         1,145   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for
                                 Creative Studies), 5.90% due 12/01/2027                                                    1,175

                         2,500   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-B, 5.40% due 6/01/2018 (a)                                                     2,574

                         1,065   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program),
                                 Group A, 5.50% due 11/01/2020 (a)                                                          1,148

                           150   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6.50% due 11/01/2012 (b)                                                 150

                         1,000   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6% due 12/01/2013 (c)                                                  1,012

                         7,000   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6.125% due 12/01/2018 (c)                                              7,085

                         2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series I, 5.50% due 10/15/2018 (b)                                                         2,723

                         3,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2029 (b)                                                           3,636

                         2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2033 (a)                                                           2,605

                        11,140   Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X, 7.72%
                                 due 10/15/2010 (d)(i)                                                                     13,176

                         3,000   Michigan State, COP, 5.50% due 6/01/2010 (a)(e)                                            3,230

                         3,000   Michigan State, COP, 5.40%** due 6/01/2022 (a)(h)                                          1,443

                         1,605   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037 (b)                                                                             1,621

                         2,690   Michigan State, HDA, Revenue Refunding Bonds, Series C, 5.90% due 12/01/2015 (f)           2,764

                         2,530   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                 Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                       2,711

                         2,200   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                      2,329

                         2,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Sparrow Obligation Group), 5.625% due 11/15/2031                                          2,093

                         9,475   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5% due
                                 11/15/2036 (b)                                                                             9,758

                         2,715   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 5.75% due 11/15/2009 (b)(e)                                      2,951

                        12,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.125% due 11/15/2009 (b)(e)                                    13,197

                         2,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.25% due 11/15/2009 (b)(e)                                      2,760

                         2,200   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy
                                 Health Services), Series X, 5.75% due 8/15/2009 (b)(e)                                     2,381

                         2,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy
                                 Health Services), Series X, 6% due 8/15/2009 (b)(e)                                        2,189

                         4,930   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 6% due 5/15/2014 (b)                                                   5,319

                         3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Saint John
                                 Hospital), Series A, 6% due 5/15/2013 (a)(h)                                               3,192

                         6,400   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health),
                                 Series A, 6% due 12/01/2027 (a)                                                            7,058

                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit), Series C, 5.375% due 12/01/2023                                                   1,054

                         5,255   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit), Series C, 5.375% due 12/01/2030                                                   5,510

                         3,100   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit), Series D, 5% due 8/15/2034                                                        3,176

                         5,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ford Motor Company
                                 Project), AMT, Series A, 6.55% due 10/01/2022                                              4,314

                         7,250   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company), AMT, Series A, 5.55% due 9/01/2029 (b)                                    7,603

                         6,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2011 (c)                       6,906

                         3,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Pollution Control), Series C, 5.45% due 9/01/2029                                   3,398

                         2,175   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow
                                 Chemical Company Project), AMT, 5.50% due 12/01/2028                                       2,312

                        15,000   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                                 Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)          19,640

                         1,000   Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (b)                  1,189

                         1,830   Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625% due
                                 11/01/2010 (b)(e)                                                                          1,994

                           235   Northview, Michigan, Public School District, GO, Refunding, 5.80% due 5/01/2021 (b)          239

                         1,100   Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2009 (c)(e)                      1,185

                         5,320   Orchard View, Michigan, Schools, School Building and Site, GO, 5% due 5/01/2029 (b)        5,527

                         4,835   Ostego, Michigan, Public Schools District, School Building and Site, GO, 5% due
                                 5/01/2034 (d)                                                                              5,013

                         2,425   Oxford, Michigan, Area Community School District, GO, 5.50% due 11/01/2011 (d)(e)          2,661

                         1,370   Pennfield, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2029 (c)                                                                              1,426

                         1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site,
                                 GO, 5.50% due 11/01/2012 (d)(e)                                                            1,109

                         3,905   Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)             4,065

                           700   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 2), 5.625% due 6/01/2022 (g)                                        744

                         1,425   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2014 (d)(e)                                                                           1,546

                         2,500   Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant
                                 Medical Center), Series E, 5.625% due 7/01/2013 (b)                                        2,673

                         2,100   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due
                                 7/01/2024 (c)                                                                              2,204

                         1,445   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due
                                 7/01/2034 (c)                                                                              1,497

                         8,900   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                 Company), RIB, Series 282, 9.47% due 8/01/2024 (a)(i)                                     10,429

                         1,300   Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2010 (b)(e)           1,401

                         2,900   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5.25%
                                 due 5/01/2027 (d)                                                                          3,104

                         3,500   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5%
                                 due 5/01/2029 (d)                                                                          3,644

                         1,325   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2030 (c)         1,378

                         2,700   Sturgis, Michigan, Public School District, GO, Refunding, 5% due 5/01/2030 (c)             2,818

                         1,100   Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(e)                        1,186

                        10,660   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                 County), AMT, Series A, 5.375% due 12/01/2015 (b)                                         11,149

                         1,750   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                 Series A, 5% due 12/01/2030 (b)                                                            1,811

                        11,260   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5% due 12/01/2034 (b)                                               11,478

                         6,910   Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series 1081-Z,
                                 7.135% due 6/01/2013 (b)(i)                                                                7,644

                         1,710   West Bloomfield, Michigan, School District, GO Refunding, 5.50% due 5/01/2017 (c)          1,866

                         1,225   West Bloomfield, Michigan, School District, GO Refunding, 5.50% due 5/01/2018 (c)          1,337

                         2,405   West Branch-Rose City, Michigan, Area School District, GO, 5.50% due 5/01/2009 (c)(e)      2,556

                         6,075   Western Michigan University Revenue Bonds, 5% due 11/15/2035 (c)                           6,312

                         1,600   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (b)      1,666


Puerto Rico - 7.5%       6,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series K, 5% due 7/01/2040                                                6,063

                        11,700   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.657%** due 7/01/2036 (a)                           2,787

                         3,425   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2035 (c)                                                                              3,577

                         1,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                 Series 16 HH, 8.183% due 7/01/2013 (d)(i)                                                  1,526

                         3,790   Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due 8/01/2027 (d)         3,946

                         1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (e)                                                          1,083

                         2,150   University of Puerto Rico, University Revenue Refunding Bonds, Series O, 5.375%
                                 due 6/01/2030 (b)                                                                          2,177

                                 Total Municipal Bonds (Cost - $410,900) - 155.6%                                         434,795


                        Shares
                          Held   Short-Term Securities
                         4,141   CMA Michigan Municipal Money Fund (j)                                                      4,141

                                 Total Short-Term Securities (Cost - $4,141) - 1.5%                                         4,141

                                 Total Investments (Cost - $415,041*) - 157.1%                                            438,936
                                 Other Assets Less Liabilities - 2.0%                                                       5,465
                                 Preferred Stock, at Redemption Value - (59.1%)                                         (165,065)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  279,336
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      415,067
                                              ==============
    Gross unrealized appreciation             $       25,129
    Gross unrealized depreciation                    (1,260)
                                              --------------
    Net unrealized appreciation               $       23,869
                                              ==============


 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Prerefunded.

(f) FHA Insured.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    CMA Michigan Municipal Money Fund                3,120          $   25



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Michigan Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Michigan Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Michigan Insured Fund, Inc.


Date:  March 20, 2006